NOTE 4 - INCOME TAXES (Details Narrative) - shares	1 Months Ended
	May 28, 2021	May 24, 2021	Jan. 29, 2021
Stock Issued During Period, Shares, Acquisitions	600,000,000	600,000,000
Consulting Services
Stock Issued During Period, Shares, Acquisitions			600,000,000